Cover	Jul. 27, 2026
Document Information [Line Items]
Document Type	N-2
Document Registration Statement	true
Post-Effective Amendment	true
Post-Effective Amendment Number	2
Registration Statement Amendment Number	3
Investment Company Act Registration	true
Dividend or Interest Reinvestment Plan Only	false
Delayed or Continuous Offering	true
Effective Upon Filing, 462(e)	false
Additional Securities Effective, 413(b)	false
Effective on Set Date, 486(b)	true
Effective on Date, 486(b)	Aug. 01, 2026
New Effective Date for Previous Filing	false
Additional Securities. 462(b)	false
No Substantive Changes, 462(c)	false
Exhibits Only, 462(d)	false
Approximate Date of Commencement of Proposed Sale to Public	As soon as practicable after the effective date of this Registration Statement
Amendment Flag	false
Entity Information [Line Items]
Entity Registrant Name	PRINCIPAL PRIVATE CREDIT FUND
Entity Central Index Key	0002016900
Securities Act File Number	333-278716
Investment Company Act File Number	811-23954
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
Entity Inv Company Type	N-2
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	711 High Street
Entity Address, City or Town	Des Moines
Entity Address, State or Province	IA
Entity Address, Postal Zip Code	50392
Entity Phone Fax Numbers [Line Items]
City Area Code	515
Local Phone Number	247-6651
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	John L. Sullivan
Entity Address, Address Line One	711 High Street
Entity Address, City or Town	Des Moines
Entity Address, State or Province	IA
Entity Address, Postal Zip Code	50392